Stock Compensation Plan - Stock Options Activity (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Shares Subject to Options, Outstanding, Beginning Balance (in shares) | shares	42,104	10,133
Weighted-average Exercise Price Per Share, Outstanding, Beginning Balance (in dollars per share) | $ / shares	$ 34.20	$ 67.95
Shares Subject to Options, Granted (in shares) | shares	5,786	34,226
Weighted-average Exercise Price Per Share, Granted (in dollars per share) | $ / shares	$ 7.65	$ 24
Shares Subject to Options, Forfeitures and Cancellations (in shares) | shares	(9,161)	(2,255)
Weighted-average Exercise Price Per Share, Forfeitures and Cancellations (in dollars per share) | $ / shares	$ 39.60	$ 32.10
Shares Subject to Options, Outstanding, Ending Balance (in shares) | shares	38,729	42,104
Weighted-average Exercise Price Per Share, Outstanding, Ending Balance (in dollars per share) | $ / shares	$ 28.95	$ 34.20
Weighted-average Remaining Contractual Term, Outstanding	8 years 9 months 18 days	9 years 4 months 24 days
Shares Subject to Options, Exercisable (in shares) | shares	17,479	5,200
Weighted-average Exercise Price Per Share, Exercisable (in dollars per share) | $ / shares	$ 31.20	$ 48
Weighted-average Remaining Contractual Term, Exercisable	8 years 9 months 18 days	9 years 1 month 6 days
Shares Subject to Options, Vested and Expected to Vest (in shares) | shares	38,729	42,104
Weighted-average Exercise Price Per Share, Vested and Expected to Vest (in dollars per share) | $ / shares	$ 28.95	$ 34.2
Weighted-average Remaining Contractual Term, Vested and Expected to Vest	8 years 9 months 18 days	9 years 4 months 24 days